FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2015 and 2014:

	Fair value measurements using input type
	December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$3,291	$-	$-	$3,291
Government and corporate debentures	7,721	-	-	7,721
Foreign currency derivative contracts	-	-	-	-

Total financial assets	11,012	-	-	11,012

Liabilities:
Contingent consideration (*)	$-	$-	$3,598	$3,598

Total financial liabilities	$-	$-	$3,598	$3,598

	Fair value measurements using input type
	December 31, 2014
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$4,428	$-	$-	$4,428
Government and corporate debentures	12,006	33,098	-	45,104
Foreign currency derivative contracts	-	87	-	87

Total financial assets	16,434	33,185	-	49,619

Liabilities:
Contingent consideration (*)	$-	$-	$2,607	$2,607

Total financial liabilities	$-	$-	$2,607	$2,607

(*)	The fair value of contingent consideration was determined based on the present value of the future expected cash flow.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2014	2015

Carrying value as of January 1	$13,740	$2,607
Contingent consideration due to new acquisitions	954	3,585
Deconsolidation of subsidiaries’	(3,981)	(1,842)
Repayment of contingent consideration	(7,337)	(1,280)
Exchange differences	(521)	21
Net changes in fair value	(248)	507

Carrying value as of December 31	$2,607	$3,598